SUBSIDIARIES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
SUBSIDIARIES
Net carrying value	$ 11,018	$ 11,018
GeneType Pty. Ltd
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%	100.00%
Genetic Technologies Corporation Pty. Ltd.
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%	100.00%
Net carrying value	$ 2	$ 2
Gene Ventures Pty. Ltd
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%	100.00%
Net carrying value	$ 10	$ 10
GeneType Corporation
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%	100.00%
Phenogen Sciences Inc. (BREVAGenTM )
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%	100.00%
Net carrying value	$ 11,006	$ 11,006
Genetic Technologies HK Ltd
SUBSIDIARIES
Percentage of ownership owned by subsidiary	100.00%